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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00825

American Growth Fund, Inc.
110 16th Street
Suite 1400
Denver, Colorado 80202

303-626-0600
800-525-2406

Date of fiscal year end: 07/31/2006
Date of reporting period: 07/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory,disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1 Reports to Stockholders
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(cover, photograph)

American Growth Fund, Inc.
Annual Report
for the year ended July 31, 2006

-- cover (page one) --
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(picture of Robert Brody)

Dear Shareholders:

If you have been watching and reading media reports you might think that the economy is on the verge of a collapse. We feel differently at your Fund. The Dow in the last 12 months (7/31/05 to 7/31/06) has gained 5.12%. The fund has lost 0.33%. We under performed the market because the industries in our portfolio have been slower to respond to present economic conditions. However, this has changed noticeable in the last few months. From 5/31/06 to 8/31/06 the Dow went up 1.91% while the Fund increased 5.84%. We are optimistic about the future of the economy, the stock markets and the industries we hold as our investments.*

The top two reasons for our optimism are the resilience of the economy to global shocks, which are the primary focus of our investment strategy, and signs of improving, rather than deteriorating, economic activity. This is evidenced by strong employment, consumer spending and tumbling energy prices.

In the memorable past, the American economy has withstood 7 of the 10 top ten corporations bankruptcies, a war and widespread corporate malfeasance. We have not gone into a recession saved by such strong employment and consumer spending.

Crude oil prices continue to decline and we dont think they will rise in the foreseeable future. A strong reason for this is an increase in the supply bolstered by the discovery of huge oil fields in the Gulf of Mexico. Along with the decrease in crude oil prices, there has been a comparable decrease in automobile and natural gas prices.

We are optimistic about the future and feel we have positioned our portfolio to take advantage of the rising economy. Our largest investment categories are computers followed by the semi conductor industry. We believe these two industries will be the significant upcoming leaders based on our 47 years of experience.

My staff and I are always available to discuss your account or answer any question you might have. Please call our toll free number at 800 525-2406 or in Colorado at 303 626-0600.

American Growth Fund wishes you A Good Future!
Sincerely,


/s/ Robert Brody
Robert Brody

*see page 17 for additional information.

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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
July 31, 2006
	                                                             Market
Description of Security	                               Shares	      Value

                               COMMON STOCK

                 Computer & Peripherals Industry  31.36%
Hewlett Packard Company...............................217,977   $ 6,955,646
     (A designer and manufacturer of precision electronic products.)
Cisco Systems*.........................................80,000	  1,428,000
     (The leading supplier of high-performance inter-networking products.)
EMC Corp.*.............................................70,000	    710,500
     (Designs, manufactures, markets, and supports high performance storage products for selected mainframe and open computing systems.)
                                                                -----------
		                                                  9,094,146

                    Semiconductor Industry  23.52%
Motorola Inc..........................................105,000	  2,389,800
     (A leading manufacturer of electronic equipment and components.)
Intel Corp............................................100,000	  1,800,000
     (A leading manufacturer of integrated circuits.)
Texas Instruments, Inc.................................46,000	  1,369,880
     (The leading supplier of digital signal processors and analog devices.)
Integrated Device Technology*..........................60,000	    928,200
     (Produces digital integrated circuits.)
Freescale Semiconductor Inc. Class B*..................11,593	    330,632
     (A global semiconductor company focused on providing embedded processing and connectivity products to large, high-growth markets.)
                                                                -----------
 		                                                  6,818,512

                    Biotechnology Industry  12.03%
Amgen Inc.*............................................50,000	  3,487,000
     (Utilizes biotechnology to develop human pharmaceutical products.)
                                                                -----------



*Non-income producing security
See accompanying notes to financial statements.

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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
July 31, 2006

	                                                             Market
Description of Security	                               Shares	      Value


                Semiconductor Capital Equipment  6.75%
Novellus Systems*......................................40,000   $ 1,012,400
     (Designs, manufactures, markets and services equipment used in the fabrication of integrated circuits.)
Applied Materials......................................40,000	    629,600
     (Produces semiconductor water fabrication equipment.)
Teradyne, Inc.*........................................24,000	    315,360
     (The world's largest producer of automated test equipment for semiconductors.)
                                                                -----------
		                                                  1,957,360

                            Drug  6.46%
Cephalon Inc.*.........................................28,500	  1,873,590
     (A biopharmaceutical company which develops and markets products to treat neurological and sleep disorders, cancer and pain.)
                                                                -----------

                    Insurance Industry  4.72%
AXA ADS*...............................................39,824	  1,369,547
     (The holding company of an international group of insurance and related financial services.)
                                                                -----------

         Computer Software and Services Industry  2.62%
Fair, Isaac & Co.......................................22,500	    760,050
     (Provides decision-making solutions to clients in the financial services, telecommunications and retail industries.)
                                                                -----------

                  Electronics Industry  2.57%
Symbol Technologies....................................67,500	    745,875
     (A leading provider of barcode driven data management systems.)
                                                                -----------


*Non-income producing security
See accompanying notes to financial statements.

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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
July 31, 2006

	                                                             Market
Description of Security	                               Shares	      Value


                     Medical Supplies  2.31%
Cardinal Health, Inc...................................10,000	  $ 670,000
     (A leading provider of products and services for the health care industry.)
                                                                -----------

                  Entertainment Industry  2.28%
Time Warner, Inc.......................................40,000	    660,000
     (A leading internet/media provider.)
                                                                -----------

              Wireless Networking Industry  2.05%
Network Appliance, Inc.*...............................20,000	    593,800
     (A leading supplier of network attached data storage and access devices, called filers.)
                                                                -----------

                    Bank Industry  2.04%
Morgan (J.P.) Chase & Co...............................13,000	    593,060
     (Provides investment banking, asset management, private equity, consumer banking, private banking, and custody and processing services.)
                                                                -----------

Total Common Stocks (cost $48,444,196) - 98.71%..................28,622,940

Total Investments, at Market Value (cost $48,444,196)...98.71%	 28,622,940
Cash and Receivable, Less Liabilities....................1.29%	    372,761
                                                       -------  -----------
Net Assets.............................................100.00%	$28,995,701
                                                       =======  ===========


*Non-income producing security
See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES, JULY 31, 2006


ASSETS:
Investments, at market value (cost $48,444,196)...............$ 28,622,940
Cash...............................................................378,765
Receivables:
   Shares of beneficial interest sold...............................39,784
   Dividends.........................................................1,380
                                                                -----------
Total assets....................................................29,042,869
                                                                -----------

LIABILITIES:
Shares of beneficial interest redeemed..............................47,168
                                                                -----------

NET ASSETS....................................................$ 28,995,701
                                                                ===========

COMPOSITION OF NET ASSETS:
Paid-in capital...............................................$ 54,913,768
Accumulated net realized loss from investment transactions......(6,096.811)
Net unrealized depreciation of investments.....................(19,821,256)
                                                                -----------
Net assets....................................................$ 28,995,701
                                                                ===========

NET ASSET VALUE PER SHARE:
Class A Shares:
      Net asset value and redemption price per share (based
      on net assets of $6,451,553 and 2,164,233 shares of
      beneficial interest outstanding)	                             $ 2.98
      Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price) 	                     $ 3.16
Class B Shares:
      Net asset value, redemption price and offering price
      per share (based on net assets of $5,053,805 and
      1,836,070 shares of beneficial interest outstanding)	     $ 2.75
Class C Shares:
       Net asset value, redemption price and offering price
       per share (based on net  assets of $4,855,487 and
       1,766,325 shares of beneficial interest outstanding)	     $ 2.75
Class D Shares:
       Net asset value and redemption price per share (based
       on net assets of $12,634,856 and 4,138,061 shares of
       beneficial interest outstanding)	                             $ 3.05
       Maximum offering price per share (net asset value plus
       sales charge of 5.75% of offering price)  	             $ 3.24

See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME:
      Dividends (net of $10,227 foreign withholding tax)         $ 209,990
                                                                -----------
Total investment income............................................209,990
                                                                -----------

EXPENSES:
Investment advisory fees (Note 5)..................................305,757
Administration expenses (Note 5)...................................321,139
Transfer agent, shareholder servicing and data processing fees.....183,323
Custodian fees (Note 4).............................................86,837
Professional fees...................................................40,043
Registration and filing fees:
      Class A.......................................................12,297
      Class B.......................................................10,451
      Class C........................................................8,629
      Class D.......................................................25,782
Shareholder reports..................................................6,330
Distribution and service fees:
Class A.............................................................18,021
Class B.............................................................56,074
Class C.............................................................47,203
Directors fees (Note 5)..............................................5,500
Other expenses.......................................................9,548
                                                                -----------
Total expenses...................................................1,136,934
Less expenses paid indirectly (Note 4).............................(19,894)
                                                                -----------
Net expenses.....................................................1,117,040
                                                                -----------

Net Investment Loss...............................................(907,050)
                                                                -----------

REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS:
Net realized gain on investments...................................145,037
Net change in unrealized depreciation on investments...............555,547
                                                                -----------
Net gain on investments............................................700,584
                                                                -----------
Net decrease in Net Assets Resulting From Operations............($ 206,466)
                                                                ===========

See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                Year Ended     Year Ended
	                                       July 31, 2006  July 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss..............................$ (907,050)	$ (908,852)
Net realized gain (loss) on investments.............145,037	(2,254,368)
Net change in unrealized depreciation on
investments.........................................555,547    	 7,106,782
                                                  -------------------------
Net increase (decrease) in net assets resulting
from operations....................................(206,466)	 3,943,562
                                                  -------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
Class A...................................................-	         -
Class B...................................................-	         -
Class C...................................................-	         -
Class D...................................................-	         -
Distributions from net realized gain:
Class A...................................................-	         -
Class B...................................................-	         -
Class C...................................................-	         -
Class D...................................................-	         -

BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from beneficial interest transactions (Note 2):
Class A.............................................183,780	   (55,658)
Class B............................................(609,653)      (582,654)
Class C.............................................685,573    	  (594,860)
Class D..........................................(1,678,015)	(1,968,001)
                                                 --------------------------
Net change in net assets derived from beneficial
interest transactions............................(1,418,315)	(3,201,173)
                                                 --------------------------
Total increase (decrease)........................(1,624,781)	   742,389
Net Assets - Beginning of year...................30,620,482	29,878,093
                                                 --------------------------
Net Assets - End of year.......................$ 28,995,701   $ 30,620,482
                                                 --------------------------

See accompanying notes to financial statements.

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Financial Highlights


				   Class A
				   Year Ended July 31,

	                           2006     2005     2004     2003     2002
Per Share Operating Data:
Net Asset Value,
   Beginning of Period............$3.00    $2.61    $2.65    $2.15    $3.97
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Income (loss) from investment operations:
Net investment loss4..............(0.08)   (0.08)   (0.04)   (0.01)   (0.11)
Net realized and unrealized gain
(loss).............................0.06     0.47	-     0.51    (1.67)
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Total income (loss) from investment
operations........................(0.02)    0.39    (0.04)    0.50    (1.78)
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Dividends and distributions to shareholders:
Dividends from net investment
income................................-	       -	-	 -	  -
Book return of capital................-	       -	-	 -	  -
Distributions from net realized gain..-	       -	-	 -    (0.04)
Total dividends and distributions to
shareholders..........................-	       -	-	 -    (0.04)
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Net Asset Value, End of Period....$2.98    $3.00    $2.61    $2.65    $2.15
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Total Return at Net Asset Value1..(0.7)%    14.9%   (1.5)%    23.3%   (45.2)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands).......................$6,452	  $6,331   $5,586   $4,576   $2,716
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Ratio to average net assets:
Net investment loss..............(2.80)%  (2.97)%  (3.18)%  (4.05)%  (3.85)%
Expenses2..........................3.55%    3.65%    3.73%    4.71%    4.37%
Portfolio Turnover Rate3............0.0%     4.9%     2.2%     0.0%	0.0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2006, aggregated $0 and $2,102,756, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.



See accompanying notes to financial statements.

-- page nine --
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Financial Highlights


				   Class B
				   Year Ended July 31,

	                           2006     2005     2004     2003     2002
Per Share Operating Data:
Net Asset Value,
   Beginning of Period............$2.79	   $2.45    $2.50    $2.05    $3.83
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Income (loss) from investment operations:
Net investment loss4..............(0.17)   (0.14)   (0.05)   (0.01)   (0.12)
Net realized and unrealized gain
(loss).............................0.13	    0.48	-     0.46    (1.62)
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Total income (loss) from investment
operations........................(0.04)    0.34    (0.05)    0.45    (1.74)
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Dividends and distributions to shareholders:
Dividends from net investment
income................................-	       -	-	 -	  -
Book return of capital................-	       -	-	 -	  -
Distributions from net realized gain  -	       -	-	 -    (0.04)
Total dividends and distributions to
shareholders..........................-	       -	-	 -    (0.04)
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Net Asset Value, End of Period....$2.75    $2.79    $2.45    $2.50    $2.05
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Total Return at Net Asset Value1...(1.4)%   13.9%    (2.0)%   22.0%   (45.8)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands).......................$5,054	  $5,712   $5,600   $4,859   $3,019
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Ratio to average net assets:
Net investment loss...............(3.57)%  (3.75)%  (3.96)%  (4.78)%  (4.60)%
Expenses2..........................4.31%     4.42%   4.51%    5.45%    5.12%
Portfolio Turnover Rate3............0.0%      4.9%    2.2%     0.0%	0.0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2006, aggregated $0 and $2,102,756, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.



See accompanying notes to financial statements.

-- page ten --
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Financial Highlights


				   Class C
				   Year Ended July 31,

	                           2006     2005     2004     2003     2002
Per Share Operating Data:
Net Asset Value,
   Beginning of Period............$2.78	   $2.45    $2.50    $2.05    $3.83
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Income (loss) from investment operations:
Net investment loss4..............(0.04)   (0.14)   (0.02)   (0.03)   (0.10)
Net realized and unrealized gain
(loss).............................0.01	    0.47    (0.03)    0.48    (1.64)
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Total income (loss) from investment
operations........................(0.03)    0.33    (0.05)    0.45    (1.74)
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Dividends and distributions to shareholders:
Dividends from net investment
income................................-	       -	-	 -	  -
Book return of capital................-	       -	-	 -	  -
Distributions from net realized gain..-	       -	-	 -    (0.04)
Total dividends and distributions to
shareholders..........................-	       -	-	 -    (0.04)
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Net Asset Value, End of Period....$2.75	   $2.78    $2.45    $2.50    $2.05
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Total Return at Net Asset Value1...(1.1)%   13.5%    (2.0)%   22.0%   (45.8)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands).......................$4,855	  $4,268   $4,337   $2,995   $1,823
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Ratio to average net assets:
Net investment loss...............(3.50)%  (3.75)%  (3.93)%  (4.78)%  (4.56)%
Expenses2...........................4.24%   4.43%    4.48%    5.46%    5.09%
Portfolio Turnover Rate3.............0.0%    4.9%     2.2%     0.0%     0.0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2006, aggregated $0 and $2,102,756, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.



See accompanying notes to financial statements.

-- page eleven --
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Financial Highlights


				   Class D
				   Year Ended July 31,

	                           2006     2005     2004     2003     2002
Per Share Operating Data:
Net Asset Value,
   Beginning of Period............$3.06	   $2.67    $2.70    $2.19    $4.02
---------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss4..............(0.19)   (0.18)   (0.18)   (0.13)   (0.12)
Net realized and unrealized gain
(loss).............................0.18     0.57     0.15     0.64    (1.67)
---------------------------------------------------------------------------
Total income (loss) from investment
operations........................(0.01)    0.39    (0.03)    0.51    (1.79)
---------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment
income................................-	       -	-	 -	  -
Book return of capital................-	       -	-	 -	  -
Distributions from net realized gain..-	       -	-	 -    (0.04)
Total dividends and distributions to
shareholders..........................-	       -	-	 -    (0.04)
---------------------------------------------------------------------------
Net Asset Value, End of Period....$3.05	   $3.06    $2.67    $2.70    $2.19
---------------------------------------------------------------------------
Total Return at Net Asset Value1...(0.3)%   14.6%    (1.1)%   23.3%   (44.9)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)                      $12,635	 $14,310  $14,356  $16,983  $15,103
---------------------------------------------------------------------------
Ratio to average net assets:
Net investment loss...............(2.56)%  (2.76)%  (3.02)%  (3.90)%  (3.65)%
Expenses2..........................3.31%    3.43%    3.56%    4.58%    4.16%
Portfolio Turnover Rate3............0.0%     4.9%     2.2%     0.0%	0.0%

1. Assumes a hypothetical initial investment on the business day before the irst day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2006, aggregated $0 and $2,102,756, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.



See accompanying notes to financial statements.

-- page twelve --
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Notes to Financial Statements

1.  Summary of Significant Accounting Policies
American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders of accounts established prior to March 1, 1996. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
Reclassifications - Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended July 31, 2006, the Fund decreased its net investment loss and decreased paid in capital by $907,050.
Investment Valuation - Investment securities are valued at the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
New Accounting Pronouncement - On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

-- page thirteen --
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Notes to Financial Statements

2.  Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                  Year Ended                Year Ended
                                 July 31, 2006             July 31, 2005
                              Shares       Amount       Shares       Amount
---------------------------------------------------------------------------
Class A:
Sold                         727,466   $2,244,542      825,604   $2,243,039
Dividends and distributions
   reinvested	                   -	        -	     -	          -
Redeemed                    (676,990)  (2,060,762)    (850,841)	 (2,298,697)
                         --------------------------------------------------
Net increase (decrease)	      50,476	 $183,780      (25,237)	   $(55,658)
===========================================================================
Class B:
Sold	                     170,015	 $475,824      321,969     $794,910
Dividends and distributions
   reinvested	                   -	        -	     -	          -
Redeemed	            (383,955)  (1,085,477)    (553,625)	 (1,377,564)
                         --------------------------------------------------
Net decrease	            (213,940)	$(609,653)    (231,656)	  $(582,654)
===========================================================================
Class C:
Sold	                     705,145   $2,025,568      497,275   $1,250,768
Dividends and distributions
   reinvested	                   -	        -	     -	          -
Redeemed	            (471,821)  (1,339,995)    (733,175)  (1,845,628)
                         --------------------------------------------------
Net increase (decrease)	     233,324	 $685,573     (235,900)	  $(594,860)
===========================================================================
Class D:
Sold	                      18,652	  $58,970	65,642	   $179,280
Dividends and distributions
   reinvested	                   -	        -	     -	          -
Redeemed	            (556,192)  (1,736,985)    (769,762)	 (2,147,281)
                         --------------------------------------------------
Net decrease	            (537,540) $(1,678,015)    (704,120)	$(1,968,001)
===========================================================================

3.  Unrealized Gains and Losses on Investments
The identified tax cost basis of investments at July 31, 2006 was $48,444,196. Net unrealized depreciation on investments of $19,821,256, based on identified tax cost as of July 31, 2006, was comprised of gross appreciation of $2,900,235 and gross depreciation of $22,721,491.

4.  Fund Expenses Paid Indirectly
For the year ended July 31, 2006, fees for custodian services totaling $19,894, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5.  Underwriting, Investment Advisory Contracts and Service Fees
Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.


-- page fourteen --
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Notes to Financial Statements

Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.
For the year ended July 31, 2006 commissions and sales charges paid by investors on the purchase of Fund shares totaled $67,418 of which $13,357 was retained by World Capital Brokerage, Inc. ("WCB"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by WCB on sales of the Fund's Class B and C shares totaled $38,844. For the year ended July 31, 2006,
WCB received contingent deferred sales charges of $10,574 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by WCB upon the sale of such shares.
No payments were made by the Fund to WCB for brokerage commission on securities transactions.
Certain officers of the Fund are also officers of WCB and IRC. For the year ended July 31, 2006, the Fund paid directors' fees and expenses of $5,500. For the year ended July 31, 2006, under an agreement with IRC, the Fund was charged $204,139 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $78,347 by an affiliated company of IRC for the rental of office space.

6.  Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
At July 31, 2006, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $6,096,811, of which $1,915,926 expires 2011, $1,926,517 expires 2012 and $2,254,368 expires 2013.
During the year ended July 31, 2006, the Fund offset $145,037 of realized capital gains with capital loss carryovers.
The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.
As of July 31, 2006 the components of distributable losses on a tax basis were as follows:
	Capital loss carry forward	   (6,096,811)
	Unrealized depreciation		  (19,821,256)
	                                  ------------
				          (25,918,067)
				          ============

7. Change in Independent Registered Public Accounting Firm
On August 10, 2006, the Audit Committee of the Funds Board of Trustees appointed Tait, Weller & Baker LLP as the Funds independent registered public accounting firm. The Funds previous independent registered accounting firm, Anton Collins Mitchell LLP (ACM) declined to stand for re-election. The previous reports issued by ACM on the Funds financial statements for the fiscal years ended July 31, 2004 and July 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds fiscal years ended July 31, 2004 and July 31, 2005 (i) there were no disagreements with ACM on any matter of accounting or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of ACM, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years: and (ii) there were no reportable events of the kind described in item 304(a) (1) (v) of the Regulation S-K under the Securities Exchange Act of 1934, as amended.
As indicated above, the Fund has appointed Tait, Weller & Baker LLP as the independent registered public accounting firm to audit the Funds financial statements for the fiscal year ended July 31, 2006. During the Funds fiscal years ended July 31, 2005 and July 31, 2006, neither the Fund nor anyone on its behalf has consulted Tait, Weller & Baker LLP on items which: (i) concerns the application of accounting principles to s specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds financial statements or (ii) concerned of the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).


-- page fifteen --
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and
Shareholders of American Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of American Growth Fund, Inc. (the "Fund"), including the statement of investments, as of July 31, 2006, and the related statements of operations, changes in net assets and financial highlights for the year then ended.
These financial statements and financial highlights are the responsibility
of the Funds management.   Our responsibility is to express an opinion on
these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2005 and the financial highlights for each of the years in the four year period ended
July 31, 2005 were audited by other auditors whose reports dated September 6, 2005 and August 21, 2003, respectively, expressed unqualified opinions thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of
material misstatement.   The Fund is not required to have, nor were we
engaged to perform, an audit of the Funds internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures
in the financial statements.   Our procedures included confirmation of
securities owned as of July 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall
financial statement presentation.   We believe that our audit provides a
reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Growth Fund, Inc. as of July 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Tait, Weller Baker, LLP
Tait, Weller Baker, LLP
Philadelphia, Pennsylvania
September 1, 2006

-- page sixteen --
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Analysis of Expenses (unaudited)
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A and D shares or contingent deferred sales charges ("CDSC") with respect to Class B and C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The tables below are based on an investment of $1,000 invested on February 1, 2006 and held for the six months ended July 31, 2006.

Actual expenses
This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".


For the six months ended July 31, 2006

		Actual
		Total Return
		Without		Beginning	Ending		Expenses
		Sales		Account		Account		Paid During
		Charges(1)	Value		Value	     	The Period(2)
Class A		-10.79%		$1,000.00	$892.10		$16.47
Class B		-11.64%		$1,000.00	$883.60		$19.71
Class C		-11.64%		$1,000.00	$883.60		$19.43
Class D		-11.15%		$1,000.00	$888.50		$15.12
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable Contingent Deferred Sales Charges ("CDSC") with respect to Class C Shares. Total return is not annualized, as it may not be representative of the total return for the year.
(2) Expenses are equal to the annualized expense ratio of 3.51%, 4.22%, 4.16% and 3.23% for the Funds Class A, B, C, and D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Hypothetical example for comparison purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class B and C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.


-- page seventeen --
---------------------------------------------------------------------------

For the six months ended July 31, 2006

                Hypothetical
                Annualized      Beginning       Ending        	Expenses
                Total          	Account         Account      	Paid Expenses
                Return          Value           Value      	The Period(1)
Class A		5.00%		$1,000.00	$1,007.39	$17.47
Class B		5.00%		$1,000.00	$1,003.87	$20.97
Class C		5.00%		$1,000.00	$1,004.17	$20.67
Class D		5.00%		$1,000.00	$1,008.78	$16.09
 (1) Expenses are equal to the annualized expense ratio of 3.51%, 4.22%, 4.16% and 3.23% for the Funds Class A, B, C, and D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Allocation of Portfolio Assets
(Calculated as a percentage of Net Assets)

July 31, 2006

	Sector Breakdown

	Computer & Peripherals			  31.36%
	Semiconductor				  23.52%
	Biotechnology				  12.03%
	Semiconductor Capital Equipment	  	   6.75%
	Drug					   6.46%
	Insurance				   4.72%
	Computer Software and Services	  	   2.62%
	Electronics				   2.57%
	Medical Supplies			   2.31%
	Entertainment				   2.28%
	Wireless Networking			   2.05%
	Bank					   2.04%
	------------------------------------------------
	Total Investments			  98.71%
	Cash and Receivables, less Liabilities	   1.29%
	------------------------------------------------
	Total Net Assets		         100.00%
	================================================

NOTICE TO SHAREHOLDERS at July 31, 2006 (Unaudited)
How to Obtain a Copy of the Funds Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-525-2406 or on the SECs website at http://www.sec.gov.


-- page eighteen --
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How to Obtain a Copy of the Funds Proxy Voting Records for the 12-Month
Period
Ended June 30, 2005

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-525-2406. Furthermore, you can obtain the Funds proxy voting records on the SECs website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds
Form N-Q is available on the SECs website at http://www.sec.gov. The Funds Form N-Q may be reviewed and copied at the SECs Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds Form N-Q is also available by calling 1-800-525-2406.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
Name, Address, and Age	Position(s) Held with Fund
Term of Office1 and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Portfolios in Fund Complex Overseen by Director
Other Directorships Held by Director

Robert Brody2 (81)
110 Sixteenth Street,
Suite 1400
Denver, Colorado
President, Director
Since August 1958
See below for affiliations with Investment Research Corporation (the Adviser or IRC) and Distributor
1
American Growth Fund Sponsors, Inc., Investment Research Corporation

Michael J. Baum, Jr. (89)
111 Emerson #525
Denver, Colorado
Director and Audit Committee Member
Since December 1971
Investor in securities and real estate; engaged in mortgage financing, president of Baum Securities, M & N Investment Company and First Ave. Corp. all of which are real estate investment companies.
1
None


-- page nineteen --
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Eddie R. Bush (67)
1400 W. 122nd Ave.
Suite 100
Westminster, Colorado
Director and Audit Committee Member (financial expert)
Since September 1987
Certified Public Accountant
1
None

Harold Rosen (79)
1 Middle Road
Englewood, CO	Director
Since December 1995
Owner of Bi-Rite Furniture Stores.
1
None

Timothy E. Taggart (52)
110 Sixteenth Street,
Suite 1400
Denver, CO
Treasurer and Chief Compliance Officer
Since April 2004
Principal financial and accounting officer, employee of Adviser since 1983. See below for affiliation with Distributor.
N/A
N/A

Michael L. Gaughan (38)
2001 Avenue D
Scottsbluff, NE	Secretary
Since September 2004
Employee of the Fund since 1995.
N/A
N/A

The Fund's Statement of Additional Information includes additional information about the Fund's trustees, and is available without charge upon request by calling 1-800-525-2406.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on September 21, 2006, the board of trustees (the "Board") considered and approved the continuance of the investment advisory agreement (the "Advisory Agreement") with Investment Research Corp. (the "Advisor") pertaining to the American Growth Fund (the "Fund") for a period ending October 15, 2007. Prior to the meeting, the Board had requested detailed information from the Advisor regarding the Fund. This information formed the primary (but not exclusive) basis for the Boards determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisors specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance. The Board noted the ongoing Advisors commitment to responsible Fund growth. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisors compliance record, and the Advisors business continuity plan. The Board also considered the prior relationship between the Fund and the Advisor, as well as the Boards knowledge of the Advisors operations. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. The Funds historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management services delivered by the Advisor, the Board


-- page twenty --
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reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to the Dow Jones Industrial Average.

The Board noted that while the Funds year-to-date performance (AMRAX) was below the Dow Jones Industrial Average it was in the top 13% of Large Growth Funds (year to date as of 9/20/2006; source Morningstar). The Board concluded that the advisors overall performance was satisfactory under current market conditions.

3. The costs of the services to be provided by the Advisor and the structure of the Advisors fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board held a discussion and concluded that based on past performance and the Advisors commitment to the betterment of the Fund that the fees and expenses associated with the Advisor were acceptable.

It was also noted that the Funds 12b-1 fees were at an acceptable level. After taking into account all waivers and reimbursements, the Board concluded that the 12b-1 fees paid to the Advisor were fair and reasonable in light of comparative performance and expenses.

4. Economies of Scale. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow and the Funds expense ratio begins to show signs of reduction. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.	The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board considered the 12b-1 fees paid to the Advisor and to affiliates for the sale and distribution of shares and shareholder service fees paid to the advisor and underwriter as well as other fees paid to affiliates. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Boards decision to approve the continuance of the Advisory Agreement. The Board based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Funds shareholders received reasonable value in return for the advisory fees paid. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

HYPOTHETICAL PERFORMANCE CHARTS
The following charts compare the change in value of a $10,000 investment in the American Growth Fund versus the Dow Jones Industrial Average (DJII). Returns reflect a sales load for Class A and D while Class B and C are without a sales load.
Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investors shares, when redeemed, may be worth more or less than their original cost. Current performance data to the most recent month end can be obtained by calling 1-800-525-2406.


-- page twenty-one --
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<chart>

		A	B	C	D	Dow Jones Average
7/31/1996	10,000	10,000	10,000	10,000	10,000
7/31/1997	12,692 	13,346 	13,358 	12,711 	14,872
7/31/1998	11,728 	12,258 	12,258 	11,772 	16,067
7/31/1999	11,917 	12,363 	12,361 	11,999 	19,272
7/31/2000	11,724 	12,079 	12,063 	11,832 	19,031
7/31/2001	6,645 	6,788 	6,795 	6,731 	19,032
7/31/2002	3,642 	3,679 	3,683 	3,710 	15,802
7/31/2003	4,489 	4,486 	4,491 	4,574 	16,701
7/31/2004	4,421 	4,397 	4,401 	4,524 	18,340
7/31/2005	5,082 	5,007 	4,994 	5,184 	19,246
7/31/2006	5,048 	4,935 	4,940 	5,167 	20,232


-- page twenty-two --
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On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investors shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one at 1-800-525-2406. Please read the prospectus carefully before investing. Period ending 07/31/06. For current performance figures please call 1-800-525-2406.

		                        5 years		10 years
                        1 year		annualized	annualized
                        (unaudited)	(unaudited)	(unaudited)
Class D without load	-0.33%		-5.15%		-5.85%
Class D with load*	-6.15%		-6.29%		-6.40%
Class A without load	-0.67%		-5.35%		-6.08%
Class A with load*	-6.29%		-6.45%		-6.63%
Class B without load	-1.43%		-6.18%		-6.85%
Class C without load	-1.08%		-6.18%		-6.84%
*Includes a 5.75% sales charge based on a $10,000 initial purchase.

-- page twenty-three --
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(back cover)

TRANSFER AGENT: Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, MA 02169
CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth Floor, Kansas City, MO 64106
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company, 1776 Heritage Drive, North Quincy, MA 02171
INDEPENDENT AUDITORS: Tait, Weller & Baker LLP, 1818 Market St., Suite 2400, Philadelphia, PA 19103
LEGAL COUNSEL: Jones & Keller, World Trade Center, 1625 Broadway, 16th Floor, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc., 110 Sixteenth Street, Suite 1400, Denver, CO 80202

OFFICERS AND DIRECTORS
Robert Brody 	          President and Director
Timothy E. Taggart        Treasurer
Michael J. Baum           Director
Eddie R. Bush 	          Director
Harold Rosen 	          Director

INVESTMENT ADVISOR
Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody   President, Treasurer, and Director
Timothy E. Taggart        Executive Vice President and Director

09/2006
-- back cover (page 24) --
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Item 2 Code of Ethics
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American Growth Fund, Inc. has adopted a Code of Ethics that applies to its
Principal Executive Officer and Principal Financial Officer. American
Growth Fund, Inc. will provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Growth Fund, Inc. by calling 800-525-2406 or by writing to:

American Growth Fund, Inc.
110 Sixteenth Street
Suite 1400
Denver, CO 80202

The Code of Ethics for American Growth Fund is as follows:

AMERICAN GROWTH FUND, INC.
CODE OF ETHICS


American Growth Fund, Inc.'s code of ethics statement of general principles are listed below, and all advisory and access persons are expected to adhere to them at all times.

	1. All advisory and access persons have a duty at all times to place the interests of shareholders first.

	2. All personal securities transactions are to be conducted consistent with the code of ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individuals position of trust and responsibility; and

	3. No advisory or access person will take inappropriate advantage of their position.

A. Definitions

	1. Fund - means American Growth Fund, Inc.

	2. Access person - means any director, officer, or advisory person of the Fund.

	3. Advisory person - means (a) any employee of the Fund or of any company in a control relationship to the Fund, who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (b) any natural person in a control relationship to the Fund who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of a security. A person does not become an advisory person simply by virtue of the following: (i) normally assisting in the reports, but not receiving information about current recommendations or trading; or
	(ii) a single instance of obtaining knowledge of current recommendations or trading activity, or infrequently and inadvertently obtaining such knowledge.

	4. A security is being considered for purchase or sale when a recommendation to purchase or sell a security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

	5. Beneficial ownership - shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.

	6. Control - shall have the same meaning as that set forth in Section 2(a)(9) of the Investment Company Act.

	7. Disinterested director - means a director of the Fund who is not an interested person of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act.

	8. Purchase or sale of a security - includes, inter alia, the writing of an option to purchase or sell a security.

	9. Security - shall have the meaning set forth in Section 2(a)(36) of the Investment Company Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States, short term debt securities which are government securities within the meaning of Section 2(a)(16) of the Investment Company Act, bankers acceptances, bank certificates of deposit, commercial paper, and such other money market instruments as designated by the Board of Directors for the Fund.

	10. Security held or to be acquired - by the Fund means any security as defined in the Rule which within the most recent 15 days, (i) is or has been held by the Fund, or (ii) is being or has been considered by the Fund for purchase by the Fund.

B. Applicability or Restrictions and Procedures

American Growth Fund, Inc. applies the code of ethics equally to all access persons, advisory persons, and disinterested directors. The only exempted transactions are:

	1. Purchases which are part of an automatic dividend reinvestment plan.

	2. Purchases or sales which receive the prior approval of the Board of Directors for the Fund because: (i) the potential harm to the Fund is remote; (ii) because they would be very unlikely to affect a highly institutional market, or (iii) because they clearly are not related economically to the securities to be purchased, sold or held by the Fund.

C. Substantive Restrictions on Personal Investing Activities

The following restrictions apply to all advisory and access persons:

	1. Initial Public Offerings. All advisory and access persons are prohibited from acquiring any securities in an initial public offering, in order to preclude any possibility of their profiting improperly from their positions.

	2. Private Placements. All advisory and access person must have, written, prior approval of any acquisition of securities in a private placement. This prior approval must take into account, among other factors, whether the investment opportunity should be reserved for an investment company and its shareholders, and whether the opportunity is being offered to the individual by virtue of his or her position with the fund. Anyone authorized to acquire securities in a private placement will be required to disclose that investment if or when they play a part in any subsequent considerations of an investment in the issuer. In such a circumstance, the investment companys decision to purchase securities of the issuer would be subject to an independent review by investment personnel with no personal interest in the issuer.

	3. Blackout Periods. All advisory and access persons are prohibited from executing a securities transaction on a day during which the Fund has a pending buy or sell order in that same security until that order is executed or withdrawn. In addition, the portfolio manager is prohibited from buying or selling a security within at least seven calendar days before and after the Fund trades in that security. Any such trades generally will be unwound or, if that is impractical, all profits from the trading will be disgorged to the appropriate investment company (or, alternatively, to a charitable organization).

	4. Ban on Short-Term Trading Profits. In addition to the blackout periods described above, all advisory and access persons are prohibited from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days. Any profits realized on such short-term trades will be required to be disgorged.

	5. Gifts. All advisory and access persons are prohibited from receiving any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of the Fund. Prior written approval for any gift must be obtained from the Fund.


	6. Service as a Director. All advisory and access persons are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization based upon a determination that the board service would be consistent with the interests of the Fund and its shareholders. In the relatively small number of instances in which board service is authorized, persons serving as directors should be isolated from those making investment decision through Chinese Wall or other procedures.

D.	Compliance Procedures.

The following compliance procedures have been adopted in order to assure that the above restrictions are complied with by all advisory and access persons:

	1. Preclearance. All advisory and access persons excluding the dis-interested board of directors must preclear all personal securities investments. Written approval must be obtained from the designated officer of the Investment Company prior to the order being executed.

	2. Records of Securities Transactions. All advisory and access persons must direct their brokers to supply to a designated compliance official, on a timely basis, duplicate copies of confirmations of all personal securities transactions and copies of periodic statements for all securities accounts.

	3. Post-Trade Monitoring. We will from time to time monitor personal investment activity by advisory and access persons after preclearance has been granted.

	4. Disclosure of Personal Holdings. All Advisory and access persons are required to disclose all personal securities holdings upon commencement of employment and thereafter on an annual basis.

	5. Certification of Compliance With Codes of Ethics. All Advisory and access persons are required to certify annually that they have read and understand the code of ethics and recognize that they are subject thereto. Further, all advisory and access persons are required to certify annually that they have complied with the requirements of the code of ethics and that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the code.

	6. Review By The Board of Directors. The Investment Companys management will prepare an annual report to the board of directors that, at a minimum -

		a. Summarizes existing procedures concerning personal investing and any changes in the procedures made during the past year;

		b. Identifies any violations requiring significant remedial action during the past year; and

		c. Identifies any recommended changes in existing restrictions or procedures based upon the investment companys experience under its code of ethics, evolving industry practices, or developments in applicable laws or regulations.

E.	Sanctions

Upon discovering a violation of this Code, the Board of Directors may impose such sanctions as it deems appropriate, including, inter alia, a letter of censure or suspension or termination of the employment of the violator.

rev 8-15-94

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Item 3 Audit Committee Financial Expert

(a)	Ed Bush serves as a non-independent audit committee financial
	expert for American Growth Fund, Inc.'s Audit Committee. Ed Bush is a CPA with a private practice.

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Item 4 Principal Accountant Fees and Services

(a)     Audit Fees
        The fee for the audit by Tait, Weller & Baker, LLP. for the fiscal year ended July 31, 2006 was $25,000. Actual expenses for the audit conducted by Anton Collins Mitchell, LLP for fiscal year ended July 31, 2005 totaled $36,000.

        Tait, Weller & Baker, LLP. has provided no other services to us.

(e)(1) 	Audit Committees Pre-Approval Policies and Procedures
	The Audit Committee has not adopted pre-approval policies and procedures. The Audit Committee approves the engagement of the American Growth Fund, Inc.'s accountant to render audit or non-audit services before the accountant is engaged by American Growth Fund,Inc. All services provided to American Growth Fund Inc. during 2005 and 2004 were pre-approved by the audit committee.

(f)	All services were performed by the principal accounts full time,
	permanent employees.

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Item 5 Audit Committee of Listed Registrants

(a)     American Growth Fund, Inc. Audit Committee:
        Ed Bush - CPA with a private practice (Financial Expert)
        Michael J Baum Jr - Investor in securities and real estate; engaged in mortgage financing, president of Baum Securities, M & N Investment Company and First Ave. Corp. all of which are real estate investment companies.

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Item 6 Schedule of Investments

Included in the before presented Annual Report.

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Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies

n/a
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Item 8 Portfolio Managers of Closed-End Management Investment Companies.

m/a
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Item 9 Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchases

n/a
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Item 10 Submission of Matters to a Vote of Security Holders

None.
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Item 11 Controls and Procedures

The registrants principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1940 is recorded, processed, summarized and reported within the time periods specified in the Commissions rules and forms.


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Item 12 Exhibits

302 Certification
906 Certification
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